Document and Entity Information	Aug. 27, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 27, 2025
Securities Act File Number	001-40413
Entity Registrant Name	Quipt Home Medical Corp.
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	00-0000000
Entity Address, State or Province	KY
Entity Address, Address Line One	1019 Town Drive
Entity Address, City or Town	Wilder
Entity Address, Postal Zip Code	41076
City Area Code	859
Local Phone Number	878-2220
Title of 12(b) Security	Common Shares, without Par Value
Trading Symbol	QIPT
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001540013
Amendment Flag	false